Average Annual Total Returns - PGIM Floating Rate Income Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Credit Suisse Leveraged Loan Index One Year	Credit Suisse Leveraged Loan Index Five Years	Credit Suisse Leveraged Loan Index Ten Years	Credit Suisse Leveraged Loan Index SinceInception
Total	1.99%	4.36%		3.73%	Mar. 30, 2011	2.68%	4.08%		3.21%	Mar. 30, 2011	4.60%	5.08%		4.25%	Mar. 30, 2011	2.22%	2.86%		2.25%	Mar. 30, 2011	2.61%	2.90%		2.38%	Mar. 30, 2011	4.65%	5.15%		4.06%	Apr. 27, 2015	2.78%	5.19%		4.31%	[1]

[1]	Since Inception returns for the Index are measured from the closest month-end to the inception date for Class A shares, Class C shares and Class Z shares.